Additional Information – Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Additional Information – Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Statements of Operations and Comprehensive Loss	Condensed statements of operations and comprehensive loss:
	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing expenses	(9)	—	—	—
General and administrative expenses	(6,701)	(20,637)	(24,540)	(3,456)
Total operating expenses	(6,710)	(20,637)	(24,540)	(3,456)
Interest income/(expenses), net	311	(20)	146	21
Change in fair value of warrant liability	—	11,219	20,732	2,920
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(96,058)	(157,586)	(77,289)	(11,242)
Others, net	512	534	502	70
Net loss	(101,945)	(166,490)	(80,449)	(11,687)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	(1,603)	(1,008)	125	18
Total comprehensive loss attributable to TuanChe Limited’s ordinary shareholders	(103,548)	(167,498)	(80,324)	(11,669)

Schedule of Condensed Balance Sheets	Condensed balance sheets:
	As of December 31
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	57,168	3,004	423
Prepayment and other current assets	5,712	9,797	1,380
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	121,957	135,144	19,035
Total current assets	184,837	147,945	20,838
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	(53,080)	(113,494)	(15,985)
Total non-current assets	(53,080)	(113,494)	(15,985)
TOTAL ASSETS	131,757	34,451	4,853
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other taxes payable	6,643	6,755	951
Other current liabilities	4,752	1,519	214
Payables due to subsidiaries, VIEs and subsidiaries of VIEs	2,710	2,741	386
Total current liabilities	14,105	11,015	1,551
Non-current liabilities:
Warrant liability	24,376	3,952	557
Other non-current liabilities	492	—	—
Total non-current liabilities	24,868	3,952	557
TOTAL LIABILITIES	38,973	14,967	2,108
SHAREHOLDERS’ EQUITY
Class A ordinary shares	235	236	33
Class B ordinary shares	35	35	5
Treasury stock	(45,886)	(45,886)	(6,463)
Additional paid-in capital	1,296,951	1,306,496	184,016
Accumulated loss	(1,150,135)	(1,233,106)	(173,679)
Accumulated other comprehensive loss	(8,416)	(8,291)	(1,167)
TOTAL SHAREHOLDERS’ EQUITY	92,784	19,484	2,745
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	131,757	34,451	4,853

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows:
	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(10,358)	(22,570)	4,075	574
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	(38,387)	(56,566)	(59,263)	(8,347)
Cash received from maturity of time deposits	45,674	—	—	—
Net cash generated from/ (used in) investing activities	7,287	(56,566)	(59,263)	(8,347)
Cash flows from financing activities:
Proceeds of offering, net of issuance costs	—	93,526	—	—
Net cash generated from financing activities	—	93,526	—	—
Effect of exchange rate changes on cash and cash equivalents	(1,619)	967	1,024	144
Net (decrease)/increase in cash and cash equivalents	(4,690)	15,357	(54,164)	(7,629)
Cash and cash equivalents at the beginning of year	46,501	41,811	57,168	8,052
Cash and cash equivalents at the end of year	41,811	57,168	3,004	423